Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Revenue from Related Parties	$ 49,228	$ 68,734	$ 68,172
Vessel operating expenses	(34,629)	(39,779)	(39,237)
General and administrative	(29,944)	(52,257)	(42,396)
Interest expense	$ (22,400)	$ (5,556)	$ (933)